Site Closure and Reclamation Provision (Narrative) (Details) - CAD ($)	Aug. 31, 2019	Aug. 31, 2018
Statements [Line Items]
Site closure and reclamation provisions	$ 303,600	$ 303,600
Site closure and reclamation provisions, expected undiscounted future cash flow	$ 539,000
Expected inflation rate	3.00%
Thor Lake [Member]
Statements [Line Items]
Site closure and reclamation provisions	$ 250,000	250,000
Separation Rapids [Member]
Statements [Line Items]
Site closure and reclamation provisions	40,000	40,000
Warren Township [Member]
Statements [Line Items]
Site closure and reclamation provisions	$ 13,600	$ 13,600